Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 8,952	$ 10,016
Share-based payments	9,268	5,323
Key management personnel compensation	$ 18,220	$ 15,339